SUPPLEMENT DATED JULY 18, 2002 TO THE PROSPECTUS
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

For the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, S&P/JNL Equity Aggressive Growth Fund I, S&P/JNL Conservative Growth Fund II, S&P/JNL Moderate Growth Fund II, S&P/JNL Aggressive Growth Fund II, S&P/JNL Very Aggressive Growth Fund II, S&P/JNL Equity Growth Fund II, S&P/JNL Equity Aggressive Growth Fund II, S&P/JNL Conservative Growth Fund, S&P/JNL Moderate Growth Fund and S&P/JNL Aggressive Growth Fund, S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 75 Fund and S&P/JNL Core Index 50 Fund, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraphs:

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.


This Supplement is dated July 18, 2002.

                SUPPLEMENT DATED JULY 18, 2002 TO THE PROSPECTUS
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

For the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I and S&P/JNL Aggressive Growth Fund I, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraphs:

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.


This Supplement is dated July 18, 2002.


(To be used with VC2440 Rev. 05/02 and HR105 N/A Rev. 05/02.)

                SUPPLEMENT DATED JULY 18, 2002 TO THE PROSPECTUS
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

For the S&P/JNL Conservative Growth Fund, S&P/JNL Moderate Growth Fund and S&P/JNL Aggressive Growth Fund, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraphs:

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.


This Supplement is dated July 18, 2002.


(To be used with VC3723 Rev. 05/02.)

                SUPPLEMENT DATED JULY 18, 2002 TO THE PROSPECTUS
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

For the S&P/JNL Conservative Growth Fund II, S&P/JNL Moderate Growth Fund II, S&P/JNL Aggressive Growth Fund II, S&P/JNL Very Aggressive Growth Fund II, S&P/JNL Equity Growth Fund II and S&P/JNL Equity Aggressive Growth Fund II, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraphs:

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.


This Supplement is dated July 18, 2002.


(To be used with VC3657 Rev. 05/02 and NV3784 Rev. 05/02.)

                SUPPLEMENT DATED JULY 18, 2002 TO THE PROSPECTUS
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

For the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, S&P/JNL Equity Aggressive Growth Fund I, S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 75 Fund and S&P/JNL Core Index 50 Fund, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraphs:

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.


This Supplement is dated July 18, 2002.


(To be used with VC4224 Rev. 05/02, VC5526 Rev 05/02 and NV5526 06/02.)

                SUPPLEMENT DATED JULY 18, 2002 TO THE PROSPECTUS
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

For the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I and S&P/JNL Equity Aggressive Growth Fund I, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraphs:

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Robert D. Jaramillo and Peter K. Tsui share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Jaramillo has been a senior investment officer and Asset Allocation Manager with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Fund since August 2000. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years.


This Supplement is dated July 18, 2002.


(To be used with VC3656 Rev. 05/02 and NV3174CE Rev. 05/02.)

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

On page 51 of the Statement of Additional Information, the reference to Standard & Poor's Investment Advisory Services, Inc. should be changed to Standard & Poor's Investment Advisory Services, LLC.




This Supplement is dated July 18, 2002.

(To be used with V3180 Rev. 05/02)